Results for the Year (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share-based compensation expense included within operating results

	Six-Month Period Ended
	June 30,
	2021	2020
	USD `000	USD `000
Research and development	—	54
General and administrative	1	177
Total	1	231

Schedule of net loss attributable to ordinary shareholders

	Six-Month Period Ended
	June 30,
	2021	2020
	USD	USD
Net loss attributable to ordinary shareholders of the Company used for computing basic and diluted per share amounts	(1,032)	(2,259)
Weighted average number of ordinary shares used for basic and diluted per share amounts	97,263	95,501

Net loss per share basic and diluted	(0.01)	(0.02)